Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - November | Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $4.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.60%
Innovator Growth-100 Power Buffer ETF™ - November | Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $483.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.80%
Innovator Growth-100 Power Buffer ETF™ - November | Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $560.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)
Innovator Growth-100 Power Buffer ETF™ - November | Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $411.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.50%)